Financial instruments and financial risk management - Unsecured Eurobonds (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) aircraft item	Mar. 31, 2017 EUR (€) aircraft	Mar. 31, 2016 EUR (€) aircraft	Mar. 31, 2015 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings | €	€ 3,963.0	€ 4,384.5	€ 4,023.0	€ 4,431.6
Number of aircraft	431
Number of unsecured eurobonds | item	3
Aircraft
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft	153	174	194
Aircraft under finance lease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft	16	22	26
Aircrafts financed by other commercial debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of aircraft	6	6	6
1.875% and 1.125% unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings | €	€ 850.0
1.125% unsecured Eurobonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings | €	€ 750.0